Employee Stock Options (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Assumptions Used in Calculation of Fair Value of the Options Exchanged

The following are the assumptions used in the Black-Scholes method for calculating the fair value of the options at grant date:

Fair Market Value	$153.60
Exercise Price	$153.60
Risk Free Rate	1.71%
Dividend Yield	0.00%
Expected Volatility	127.45% - 127.53%
Expected Term	5.81 - 6.20 years

The following is the weighted average of the assumptions used in calculating the fair value of the options modified in September 2014 using the Black-Scholes method:

Fair market value	$296.40
Exercise price	$210.00
Risk free rate	1.06%
Dividend yield	0.00%
Expected volatility	46.31%
Expected term	2.74 years

The following is the weighted average of the assumptions used in calculating the fair value of the options granted in October and December 2014 using the Black-Scholes method:

Fair market value	$316.80
Exercise price	$354.60
Risk free rate	1.70%
Dividend yield	0.00%
Expected volatility	54.97%
Expected term	6.06 years

Summary of Stock Options Outstanding and Exercisable

Outstanding and exercisable stock options as of September 30, 2015 are as follows:

	Options Outstanding			Options Exercisable
	Number of Options Outstanding	Remaining Life (Years)	Exercise Price	Number of Options Exercisable	Exercise Price
September 30, 2015	792,534	8.3	$170.40	294,003	$185.40

Outstanding and exercisable stock options as of December 31, 2014 are as follows:

	Options Outstanding			Options Exercisable
	Number of Options Outstanding	Remaining Life (Years)	Exercise Price	Number of Options Exercisable	Exercise Price	Intrinsic Value
December 31, 2013	115,750	6.3	$1,800	106,570	$1,920	$—
December 31, 2014	703,034	8.8	$178.80	117,404	$231.60	$—

Schedule of Equity-Based Compensation Expenses	The Company recognized the following equity-based compensation expenses during the twelve ended December 31, 2014 and 2013:

	December 31,
	2014	2013
Stock based compensation expense	$297,244	$111,091